Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Total trading assets	¥ 3,736,296	¥ 3,140,736
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	3,489,258	2,732,480
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 247,038	¥ 408,256